Property, Plant, and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consists of the following:

	December 31,
	2024	2023
Land and buildings	$5,337	$2,679
Forestlands	251	78
Plant and equipment	22,306	8,860
Construction in progress	1,517	656
Finance lease right-of-use assets	419	32
Property, plant and equipment at cost	29,830	12,305
Less: Accumulated depreciation, depletion and amortization	(7,155)	(6,514)
Property, plant and equipment, net	$22,675	$5,791